Treasury shares (Details)			12 Months Ended
	Jun. 11, 2022 USD ($) $ / shares	Jan. 16, 2020 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)
Treasury shares
Treasury stock amount | ¥			¥ 528,393,708		¥ 420,660,053	¥ 145,866,006
Treasury stock, value			¥ 1,419,285,878			¥ 486,954,953			$ 194,441,368		¥ 899,627,520
Cancelled shares			71,645,824	71,645,824
Exercise of stock options			1,583,088	1,583,088
Remaining balance of treasury shares			¥ 1,419,285,878						$ 194,441,368
Class A ordinary shares
Treasury shares
Remaining balance of treasury shares			96,106,868	96,106,868
Number of underlying shares represented by one ADS			1			1			1		1
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001
American Depositary Shares
Treasury shares
Repurchased shares, average price | $ / shares				$ 2.0232
Share Repurchase Program 2020
Treasury shares
Treasury stock amount							¥ 15,528,092	$ 2,258,112
Period		24 months
Share Repurchase Program 2020 | Class A ordinary shares
Treasury shares
Number of shares repurchased							1,495,291	1,495,291
Number of underlying shares represented by one ADS		1
Common stock, par value | $ / shares		$ 0.0001
Share Repurchase Program 2020 | American Depositary Shares
Treasury shares
Authorized share to be repurchased, maximum aggregate value | $		$ 400,000,000
Number of shares repurchased							1,495,291	1,495,291
Repurchased shares, average price | $ / shares								$ 1.51
Share Repurchase Program 2022
Treasury shares
Treasury stock amount			¥ 5,311,340,628	$ 727,650,683
Period	24 months
Share Repurchase Program 2022 | Class A ordinary shares
Treasury shares
Number of shares repurchased			169,335,780	169,335,780
Number of underlying shares represented by one ADS	1
Common stock, par value | $ / shares	$ 0.0001
Share Repurchase Program 2022 | American Depositary Shares
Treasury shares
Authorized share to be repurchased, maximum aggregate value | $	$ 200,000,000
Number of shares repurchased			169,335,780	169,335,780
Repurchased shares, average price | $ / shares				$ 4.2971